UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22378

 NAME OF REGISTRANT:                     DoubleLine Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         DoubleLine Funds Trust
                                         333 South Grand Avenue, Suite
                                         1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2013 to 06/30/2014


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

The following series of the DoubleLine Funds Trust did not own any voting security for which a proxy instruction for a meeting of security holders was given by the series or solicited from the series during the time the series held the security.

DoubleLine Total Return Bond Fund
DoubleLine Floating Rate Fund
DoubleLine Shiller Enhanced CAPE
DoubleLine Flexible Income Fund
DoubleLine Low Duration Emerging Markets Fixed Income Fund
DoubleLine Selective Credit Fund

DoubleLine's proxy voting policies allow discretion not to vote proxies in certain situations, including situations such as (1) the effect on the applicable Client's economic interests or the value of the portfolio holding is insignificant in relation to the Client's portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, or (3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The remaining series of the DoubleLine Funds Trust provided proxy instructions as described elsewhere in this form.



DoubleLine Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 IOI INVESTMENT (L) BHD, PUTRAJAYA                                                           Agenda Number:  704629976
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y374AKAA4
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2013
          Ticker:
            ISIN:  XS0792911298
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That this Meeting of the holders of the                   Mgmt          Against                        Against
       U.S.D 600,000,000 4.375 per cent. notes due
       2022 of IOI investment (L) berhad presently
       outstanding (the Notes and the Issuer
       respectively) constituted by the Trust Deed
       dated 15 May 2012 (the Trust Deed) made
       between the Issuer, IOI Corporation Berhad
       as guarantor (the Guarantor) and The
       Hongkong and Shanghai Banking Corporation
       Limited (the Trustee) as trustee for the
       holders of the Notes (the Noteholders)
       hereby: 1. approves the Proposals (as
       defined under the heading "Description of
       the Proposals" below) and their
       implementation, for the sole purpose of
       addressing any potential uncertainty in the
       interpretation of Condition 10.1(e) and
       clarifying that the Proposals, when
       implemented, will not constitute an Event
       of Default (as defined in the terms and
       conditions of the Notes) CONTD

CONT   CONTD under Condition 10.1(e); 2. For the                 Non-Voting
       avoidance of doubt, waives any rights the Noteholders may otherwise have in respect of the Proposals under Condition 10.1(e);
       3. sanctions every abrogation,
       modification, compromise or arrangement in respect of the rights of the Noteholders appertaining to the Notes against the Issuer and the Guarantor, whether or not such rights arise under the Trust Deed, are involved in or resulting from or to be effected by, the Proposals and their implementation; and discharges and exonerates the Trustee from all liability for which it may have become or may become responsible under the Trust Deed, the terms and conditions of the Notes or the Notes in respect of any act or omission in connection with this Extraordinary
       Resolution or its implementation, the
       modifications referred to in this CONTD

CONT   CONTD Extraordinary Resolution or the                     Non-Voting
       implementation of those modifications even if it is found subsequently that there is any defect in the passing of this Extraordinary Resolution or for any reason this Extraordinary Resolution is not binding on current or subsequent
       Noteholders or their heirs or assignees

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       POSTPONEMENT OF MEETING FROM 22 JULY TO 07
       AUG 2013. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU



DoubleLine Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
 IOI INVESTMENT (L) BHD, PUTRAJAYA                                                           Agenda Number:  704629976
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y374AKAA4
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2013
          Ticker:
            ISIN:  XS0792911298
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That this Meeting of the holders of the                   Mgmt          Against                        Against
       U.S.D 600,000,000 4.375 per cent. notes due
       2022 of IOI investment (L) berhad presently
       outstanding (the Notes and the Issuer
       respectively) constituted by the Trust Deed
       dated 15 May 2012 (the Trust Deed) made
       between the Issuer, IOI Corporation Berhad
       as guarantor (the Guarantor) and The
       Hongkong and Shanghai Banking Corporation
       Limited (the Trustee) as trustee for the
       holders of the Notes (the Noteholders)
       hereby: 1. approves the Proposals (as
       defined under the heading "Description of
       the Proposals" below) and their
       implementation, for the sole purpose of
       addressing any potential uncertainty in the
       interpretation of Condition 10.1(e) and
       clarifying that the Proposals, when
       implemented, will not constitute an Event
       of Default (as defined in the terms and
       conditions of the Notes) CONTD

CONT   CONTD under Condition 10.1(e); 2. For the                 Non-Voting
       avoidance of doubt, waives any rights the Noteholders may otherwise have in respect of the Proposals under Condition 10.1(e);
       3. sanctions every abrogation,
       modification, compromise or arrangement in respect of the rights of the Noteholders appertaining to the Notes against the Issuer and the Guarantor, whether or not such rights arise under the Trust Deed, are involved in or resulting from or to be effected by, the Proposals and their implementation; and discharges and exonerates the Trustee from all liability for which it may have become or may become responsible under the Trust Deed, the terms and conditions of the Notes or the Notes in respect of any act or omission in connection with this Extraordinary
       Resolution or its implementation, the
       modifications referred to in this CONTD

CONT   CONTD Extraordinary Resolution or the                     Non-Voting
       implementation of those modifications even if it is found subsequently that there is any defect in the passing of this Extraordinary Resolution or for any reason this Extraordinary Resolution is not binding on current or subsequent
       Noteholders or their heirs or assignees

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       POSTPONEMENT OF MEETING FROM 22 JULY TO 07
       AUG 2013. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU



DoubleLine Multi-Asset Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 APPLE INC.                                                                                  Agenda Number:  933915564
--------------------------------------------------------------------------------------------------------------------------
        Security:  037833100
    Meeting Type:  Annual
    Meeting Date:  28-Feb-2014
          Ticker:  AAPL
            ISIN:  US0378331005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM CAMPBELL                                          Mgmt          For                            For
       TIMOTHY COOK                                              Mgmt          For                            For
       MILLARD DREXLER                                           Mgmt          For                            For
       AL GORE                                                   Mgmt          For                            For
       ROBERT IGER                                               Mgmt          For                            For
       ANDREA JUNG                                               Mgmt          For                            For
       ARTHUR LEVINSON                                           Mgmt          For                            For
       RONALD SUGAR                                              Mgmt          For                            For

2.     THE AMENDMENT OF THE COMPANY'S RESTATED                   Mgmt          For                            For
       ARTICLES OF INCORPORATION (THE "ARTICLES")
       TO FACILITATE THE IMPLEMENTATION OF
       MAJORITY VOTING FOR THE ELECTION OF
       DIRECTORS IN AN UNCONTESTED ELECTION BY
       ELIMINATING ARTICLE VII, WHICH RELATES TO
       THE TERM OF DIRECTORS AND THE TRANSITION
       FROM A CLASSIFIED BOARD OF DIRECTORS TO A
       DECLASSIFIED STRUCTURE

3.     THE AMENDMENT OF THE ARTICLES TO ELIMINATE                Mgmt          For                            For
       THE "BLANK CHECK" AUTHORITY OF THE BOARD TO
       ISSUE PREFERRED STOCK

4.     THE AMENDMENT OF THE ARTICLES TO ESTABLISH                Mgmt          For                            For
       A PAR VALUE FOR THE COMPANY'S COMMON STOCK
       OF $0.00001 PER SHARE

5.     RATIFICATION OF THE APPOINTMENT OF ERNST &                Mgmt          For                            For
       YOUNG LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2014

6.     A NON-BINDING ADVISORY RESOLUTION TO                      Mgmt          Against                        Against
       APPROVE EXECUTIVE COMPENSATION

7.     THE APPROVAL OF THE APPLE INC. 2014                       Mgmt          For                            For
       EMPLOYEE STOCK PLAN

8.     A SHAREHOLDER PROPOSAL BY JOHN HARRINGTON                 Shr           Against                        For
       AND NORTHSTAR ASSET MANAGEMENT INC.
       ENTITLED "BOARD COMMITTEE ON HUMAN RIGHTS"
       TO AMEND THE COMPANY'S BYLAWS

9.     A SHAREHOLDER PROPOSAL BY THE NATIONAL                    Shr           For                            Against
       CENTER FOR PUBLIC POLICY RESEARCH OF A
       NON-BINDING ADVISORY RESOLUTION ENTITLED
       "REPORT ON COMPANY MEMBERSHIP AND
       INVOLVEMENT WITH CERTAIN TRADE ASSOCIATIONS
       AND BUSINESS ORGANIZATIONS"

10.    A SHAREHOLDER PROPOSAL BY CARL ICAHN OF A                 Shr           Against                        For
       NON-BINDING ADVISORY RESOLUTION THAT THE
       COMPANY COMMIT TO COMPLETING NOT LESS THAN
       $50 BILLION OF SHARE REPURCHASES DURING ITS
       2014 FISCAL YEAR (AND INCREASE THE
       AUTHORIZATION UNDER ITS CAPITAL RETURN
       PROGRAM ACCORDINGLY)

11.    A SHAREHOLDER PROPOSAL BY JAMES MCRITCHIE                 Shr           For                            Against
       OF A NON-BINDING ADVISORY RESOLUTION
       ENTITLED "PROXY ACCESS FOR SHAREHOLDERS"




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  933889997
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  26-Nov-2013
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1D.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       VIRGINIA L. STRINGER                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO DYNAMIC INCOME FUND                                                                   Agenda Number:  933894087
--------------------------------------------------------------------------------------------------------------------------
        Security:  72201Y101
    Meeting Type:  Annual
    Meeting Date:  18-Dec-2013
          Ticker:  PDI
            ISIN:  US72201Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ALAN RAPPAPORT                                            Mgmt          For                            For
       HANS W. KERTESS                                           Mgmt          For                            For
       WILLIAM B. OGDEN, IV                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  933866569
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  24-Sep-2013
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL K. KINGSBURY                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN EQUITY FUND, INC.                                                                 Agenda Number:  933897312
--------------------------------------------------------------------------------------------------------------------------
        Security:  471057109
    Meeting Type:  Special
    Meeting Date:  19-Dec-2013
          Ticker:  JEQ
            ISIN:  US4710571096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO APPROVE AN INVESTMENT MANAGEMENT                       Mgmt          For                            For
       AGREEMENT BETWEEN THE FUND AND ABERDEEN
       ASSET MANAGEMENT ASIA LIMITED.




--------------------------------------------------------------------------------------------------------------------------
 THE JAPAN EQUITY FUND, INC.                                                                 Agenda Number:  934022269
--------------------------------------------------------------------------------------------------------------------------
        Security:  471057109
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2014
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD J. HERRING                                        Mgmt          For                            For



Doubleline Low Duration Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 IOI VENTURES (L) BHD                                                                        Agenda Number:  704629988
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y41759AA2
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2013
          Ticker:
            ISIN:  XS0212370869
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      That this Meeting of the holders of the                   Mgmt          Against                        Against
       USD500,000,000 5.250 per cent. guaranteed
       notes due 2015 of IOI ventures (L) berhad
       presently outstanding (the Notes and the
       Issuer respectively) constituted by the
       Trust Deed dated 16 March 2005 (the Trust
       Deed) made between the Issuer, IOI
       Corporation Berhad as guarantor (the
       Guarantor), The Hongkong and Shanghai
       Banking Corporation Limited (the
       International Trustee) as trustee for the
       Noteholders (the Noteholders) and RHB
       International Trust (L) Ltd, as co-trustee
       for the purposes of the issue of the Notes,
       hereby: 1. approves the Proposals (as
       defined under the heading "Description of
       the Proposals" below) and their
       implementation, for the sole purpose of
       addressing any potential uncertainty in the
       interpretation of Condition 11.1(e) and
       clarifying that the Proposals, when CONTD

CONT   CONTD implemented, will not constitute an                 Non-Voting
       Event of Default (as defined in the terms and conditions of the Notes) under Condition 11.1(e); 2. for the avoidance of doubt, waives any rights the Noteholders may otherwise have in respect of the Proposals under Condition 11.1(e); 3.
       sanctions every abrogation, modification, compromise or arrangement in respect of the rights of the Noteholders appertaining to the Notes against the Issuer and the Guarantor, whether or not such rights arise under the Trust Deed, are involved in or resulting from or to be effected by, the Proposals and their implementation; and 4.
       discharges and exonerates the Trustee from all liability for which it may have become or may become responsible under the Trust
       Deed, the terms and conditions of the Notes or the Notes in respect of any act or omission CONTD

CONT   CONTD in connection with this Extraordinary               Non-Voting
       Resolution or its implementation, the
       modifications referred to in this
       Extraordinary Resolution or the
       implementation of those modifications even if it is found subsequently that there is any defect in the passing of this Extraordinary Resolution or for any reason this Extraordinary Resolution is not binding on current or subsequent
       Noteholders or their heirs or assignees

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO                Non-Voting
       POSTPONEMENT OF MEETING FROM 22 JULY TO 07
       AUG 2013. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Funds Trust
By (Signature)       /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President
Date                 08/21/2014